6. Financial Assets	6 Months Ended
Jun. 30, 2019
Financial Assets
Financial Assets	6. Financial assets As of June 30, 2019 and December 31, 2018, financial assets consisted of U.S. Dollar denominated certificates of deposit with original maturities of more than three months.